Recurring Fair Value Measurements (Details) - Schedule of fair value of warrant liabilities	12 Months Ended
Dec. 31, 2021 USD ($)
Schedule of fair value of warrant liabilities [Abstract]
Fair Value at December 31, 2020
Fair value at issuance March 2 2021	22,182,906
Public Warrants reclassified to level 1(1)	(8,855,000)
Change in fair value	(8,389,772)
Fair Value at June 30, 2021	$ 4,938,134